Non-Interest Income and Non-Interest Expense	12 Months Ended
Dec. 31, 2011
Non-Interest Income and Non-Interest Expense [Abstract]
Non-Interest Income and Non-Interest Expense
(10)	Non-Interest Income and Non-Interest Expense

The significant components of non-interest income and non-interest expense for the years ended December 31 are presented below:

	September 30,	September 30,	September 30,
	In Thousands
	2011	2010	2009

Non-interest income:
Service charges on deposits	$5,356	5,354	5,786
Other fees and commissions	6,859	6,105	5,140
Security gains, net	192	532	500
Fees and gains on sales of loans	2,069	2,275	2,554
Other income	—	—	1

	$14,476	14,266	13,981

	September 30,	September 30,	September 30,
	In Thousands
	2011	2010	2009

Non-interest expense:
Employee salaries and benefits	$22,723	18,799	20,266
Occupancy expenses	2,524	2,407	2,481
Furniture and equipment expenses	1,156	1,251	1,421
Loss on sales of other assets, net	15	21	51
Loss on sales of other real estate, net	3,560	1,113	822
Data processing expenses	1,322	1,255	1,042
FDIC insurance	1,756	2,232	2,504
Directors’ fees	739	733	783
Other operating expenses	9,868	8,894	8,334

	$43,663	36,705	37,704